Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Beginning balance	$ 8,308	$ 11,866
Recovered during the year		(750)
Expensed during the year	3,296
Payment of deductibles and uninsured claims	(2,815)	(2,698)
Effects of foreign currency exchange differences	(71)	(110)
Ending balance	$ 8,718	$ 8,308